Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 PAY VERSUS PERFORMANCE DISCLOSURES

The table below includes information related to compensation for the Company’s Principal Executive Officer (“PEO”) and Non-PEO Named Executive Officers, as well as financial performance, during 2020 through 2022.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of company or individual performance. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 50.
	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) (e)	Value of initial fixed 100$ investment based on		Net Income (h)	Operating Income (i)
Year (a)					Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(4) (g)
2022	$2,585,857	$2,406,439	$1,505,057	$1,419,644	$101.97	$249.65	$133,021	$195,338
2021	3,446,638	3,072,011	1,815,042	1,312,950	110.16	209.89	115,739	170,151
2020	2,151,151	2,241,376	1,303,961	1,236,365	125.72	138.69	104,983	163,949

1
Mr McCormick served as our PEO for the full year for each of 2022, 2021, and 2020. For each of 2022, 2021 and 2020 our non-PEO NEOs included Mr. Dodgen, Mr. Moreno, and Mr. Perisich.

2
For each of 2022, 2021, and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

Mr. McCormick
	2022	2021	2020
Summary Compensation Table Total for PEO (column b)	$2,585,857	$3,446,638	$2,151,151
- Summary Compensation Table “Stock Awards” column value	$(475,214)	$(1,644,586)	$(223,121)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$395,381	$1,275,256	$313,346
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$(103,108)	$(27,465)	$—
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$3,523	$22,168	$—
Compensation Actually Paid to PEO (column c)	$2,406,439	$3,072,011	$2,241,376
Average for Non-PEO NEOs
	2022	2021	2020
Summary Compensation Table Average Total for NON-PEO NEOs (column d)	1,505,057	1,815,042	1,303,961
- Summary Compensation Table “Stock Awards” column value	(253,723)	(746,096)	(311,289)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$211,099	$285,862	$179,069
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$(45,676)	$(44,952)	$72,787
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$2,887	$3,094	$(8,163)
Average Compensation Actually Paid to NON-PEO NEOs (column e)	$1,419,644	$1,312,950	$1,236,365
Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in our Summary Compensation Table amounts.
3
Pursuant to SEC rules, total stockholder return (TSR) amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2020 represents the one-year return for January 1, 2020 to December 31, 2020; for 2021 the returns shown represents the two-year return from January 1, 2020 to December 31, 2021 and for 2022 the returns shown represents the three-year return from January 1, 2020 to December 31, 2022.

4
For purposes of this pay versus performance disclosure, our peer group consists of five companies which are: MasTec,Inc., Matrix Service Company, Quanta Services, Inc., Sterling Construction Company, Inc., and Granite Construction, Inc. This Peer Group is consistent with the peer group used in Item 5 of our 2022 Form 10-K.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote [Text Block]	1 Mr McCormick served as our PEO for the full year for each of 2022, 2021, and 2020. For each of 2022, 2021 and 2020 our non-PEO NEOs included Mr. Dodgen, Mr. Moreno, and Mr. Perisich.
Peer Group Issuers, Footnote [Text Block]
3
Pursuant to SEC rules, total stockholder return (TSR) amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2020 represents the one-year return for January 1, 2020 to December 31, 2020; for 2021 the returns shown represents the two-year return from January 1, 2020 to December 31, 2021 and for 2022 the returns shown represents the three-year return from January 1, 2020 to December 31, 2022.

4
For purposes of this pay versus performance disclosure, our peer group consists of five companies which are: MasTec,Inc., Matrix Service Company, Quanta Services, Inc., Sterling Construction Company, Inc., and Granite Construction, Inc. This Peer Group is consistent with the peer group used in Item 5 of our 2022 Form 10-K.

PEO Total Compensation Amount	$ 2,585,857	$ 3,446,638	$ 2,151,151
PEO Actually Paid Compensation Amount	$ 2,406,439	3,072,011	2,241,376
Adjustment To PEO Compensation, Footnote [Text Block]
2
For each of 2022, 2021, and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

Mr. McCormick
	2022	2021	2020
Summary Compensation Table Total for PEO (column b)	$2,585,857	$3,446,638	$2,151,151
- Summary Compensation Table “Stock Awards” column value	$(475,214)	$(1,644,586)	$(223,121)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$395,381	$1,275,256	$313,346
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$(103,108)	$(27,465)	$—
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$3,523	$22,168	$—
Compensation Actually Paid to PEO (column c)	$2,406,439	$3,072,011	$2,241,376

Non-PEO NEO Average Total Compensation Amount	$ 1,505,057	1,815,042	1,303,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,419,644	1,312,950	1,236,365
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2
For each of 2022, 2021, and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

Mr. McCormick
	2022	2021	2020
Summary Compensation Table Total for PEO (column b)	$2,585,857	$3,446,638	$2,151,151
- Summary Compensation Table “Stock Awards” column value	$(475,214)	$(1,644,586)	$(223,121)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$395,381	$1,275,256	$313,346
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$(103,108)	$(27,465)	$—
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$3,523	$22,168	$—
Compensation Actually Paid to PEO (column c)	$2,406,439	$3,072,011	$2,241,376
Average for Non-PEO NEOs
	2022	2021	2020
Summary Compensation Table Average Total for NON-PEO NEOs (column d)	1,505,057	1,815,042	1,303,961
- Summary Compensation Table “Stock Awards” column value	(253,723)	(746,096)	(311,289)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$211,099	$285,862	$179,069
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$(45,676)	$(44,952)	$72,787
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$2,887	$3,094	$(8,163)
Average Compensation Actually Paid to NON-PEO NEOs (column e)	$1,419,644	$1,312,950	$1,236,365
Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in our Summary Compensation Table amounts.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid and (i) Net Income and (ii) Operating Income
Tabular List [Table Text Block]
The following table lists the financial and non-financial performance measures that we believe represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO NEOs for 2022 to our performance:
Net Income
Operating Income
Adjusted EBITDA
New Business Generated
Total Recordable Incident Rate

Total Shareholder Return Amount	$ 101.97	110.16	125.72
Peer Group Total Shareholder Return Amount	249.65	209.89	138.69
Net Income (Loss)	$ 133,021	$ 115,739	$ 104,983
Company Selected Measure Amount	195,338	170,151	163,949
PEO Name	Mr McCormick	Mr McCormick	Mr McCormick
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	New Business Generated
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Recordable Incident Rate
Mr McCormick [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (475,214)	$ (1,644,586)	$ (223,121)
Mr McCormick [Member] | Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	395,381	1,275,256	313,346
Mr McCormick [Member] | Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(103,108)	(27,465)
Mr McCormick [Member] | Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,523	22,168
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(253,723)	(746,096)	(311,289)
Non-PEO NEO [Member] | Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	211,099	285,862	179,069
Non-PEO NEO [Member] | Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,676)	(44,952)	72,787
Non-PEO NEO [Member] | Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,887	$ 3,094	$ (8,163)